INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

10. INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

China

On March 16, 2007, the PRC National People’s Congress promulgated the New Enterprise Income Tax Law (the “New EIT Law”), which became effective on January 1, 2008, adopting a unified EIT rate of 25% to all resident enterprises in China, including foreign invested enterprises and domestic enterprises, except for certain entities that still enjoyed the tax holidays which were grandfathered by the New EIT Law or entitled to tax incentives under the New EIT Law. In accordance with the implementation rules of the New EIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The EIT rate of the Company’s PRC subsidiaries and its VIEs, including 1Verge Internet, 1Verge Information, Jet Brilliant Beijing and Jiaheyi Advertising, is 25% starting from January 1, 2008 and Youku Xi’an starting from 2011. However, 1Verge Information, a VIE of which 1Verge Internet is the deemed primary beneficiary, is located in the Beijing Zhongguancun Science Park and has been recognized as a HNTE under the New EIT Law by relevant authorities in December 2009 and was entitled to a preferential tax rate of 15% from January 1, 2010 to December 2011. 1Verge Internet has also been recognized as a HNTE under the new EIT Law by relevant authorities in 2010 and is entitled to preferential tax rate of 15%. 1Verge Information and 1Verge Internet are obligated to complete an annual self-assessment of continued compliance in order to apply the lower tax rate. The HNTE status is subject to approval and renewal every three years after the initial 3-year term.

In addition, according to the New EIT Law and its implementation rules, foreign enterprises, which have no establishment or place in the PRC but derive dividends, interest, rents, royalties and other income (including capital gains) from sources in the PRC or which has an establishment or place in China but the aforementioned incomes are not connected with the establishment or place shall be subject to PRC withholding tax (“WHT”) at 10% (a further reduced WHT rate may be available according to the applicable double tax treaty or arrangement provided that the foreign enterprise is the tax resident of the jurisdiction where it is located and it is the beneficial owner of the dividends, interest and royalties income).

Also, the New EIT Law treats enterprises established outside of China with “effective management and control” located in China as PRC resident enterprises for tax purposes. The term “effective management and control” is generally defined as exercising overall management and control over the business, personnel, accounting, properties, etc. of an enterprise. The Company, if considered a PRC resident enterprise for tax purposes, would be subject to the PRC EIT at the rate of 25% on its worldwide income. As of December 31, 2011, no detailed interpretation or guidance has been issued to define “place of effective management.” Furthermore, as of December 31, 2011, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. The Group has analyzed the applicability of this law and will continue to monitor the related development and application. The Company will continue to monitor its tax status.

The Group’s loss before income taxes consists of:

	For the years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Cayman Islands	(5,764)	(68,274)	(47,756)	(7,588)
PRC	(176,522)	(136,410)	(124,348)	(19,757)

	(182,286)	(204,684)	(172,104)	(27,345)

There was no current or deferred income tax expense or benefit recorded for the years ended December 31, 2009, 2010 and 2011.

The reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax loss is as follows:

	For the years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Income tax benefit at PRC statutory rate	(45,571)	(51,171)	(43,026)	(6,836)
International tax rate differential	1,441	17,069	11,939	1,897
Other adjustments	—	(876)	—	—
Permanent difference	992	1,076	6,960	1,106
Change in FIN 48 liability	8,203	4,086	1,425	226
Effect of preferential tax treatment	9,130	8,580	2,932	466
Effect of change in tax rate	—	—	(16,382)	(2,603)
Expired net operating losses	—	87	—	—
Change in valuation allowance	25,805	21,149	36,152	5,744

Income tax expenses	—	—	—	—

The tax effects of temporary differences that give rise to the deferred tax asset balances at December 31, 2010 and 2011 are as follows:

	December 31,
	2010	2011	2011
	RMB	RMB	US$
Deferred tax assets, current portion:
Advertising expenses	525	130	21
Accrued payroll	4,685	14,434	2,293
Accrued expenses	21,068	66,467	10,561
Revenue on last delivery basis	—	2,220	353
Others	303	1,274	202
Valuation allowance	(26,581)	(84,525)	(13,430)

Deferred tax assets, current portion, net	—	—	—

Deferred tax assets, non-current portion:
Net operating losses carried forward	81,511	42,329	6,726
Fixed assets (accumulated depreciation)	945	1,254	199
Copyrights amortization		17,081	2,714
Valuation allowance	(82,456)	(60,664)	(9,639)

Deferred tax assets, non-current portion, net	—	—	—

Valuation allowances have been provided on the net deferred tax assets where, based on all available evidence, it was considered more likely than not that some portion or all of the recorded deferred tax assets will not be realized in future periods. Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss or credit carry forwards. The Company evaluates the potential realization of deferred tax assets on an entity-by-entity basis. As of December 31, 2010 and 2011, valuation allowances were provided against deferred tax assets in entities where it was determined it was more likely than not that the benefits of the deferred tax assets will not be realized. As of December 31, 2011, the Company had net operating loss available carry forwards per tax return of RMB163,597 (US$ 25,993), which can be carried forward to offset future taxable income. Net operating losses amounting to RMB 3,751 (US$596) will expire during 2012 if not utilized. The remaining net operating losses will expire between 2013 and 2016 if not utilized.

The changes in unrecognized tax benefits are as follows:

	For the years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Beginning balance	10,416	16,565	20,651	3,281
Additions based on tax position of the current year	8,203	4,086	1,425	226
Reductions for tax positions of prior years	(2,054)	—	—	—
Ending balance	16,565	20,651	22,076	3,507

As of December 31, 2009, 2010 and 2011, the Group has RMB16,565, RMB20,651 and RMB22,076 (US$3,507) of unrecognized tax benefits, RMB344 (US$55) of which would affect the effective tax rate if recognized. Among the unrecognized tax benefits, deemed interest income from loans to related parties was recorded during 2009, 2010 and 2011 in the amounts of RMB5,848, RMB4,086, and RMB355 (US$56), respectively. In 2011, the Group recognized an increase of RMB726 (US$115) for differences resulting from accrued expenses and fixed assets depreciation, respectively. In 2009, the Group recognized a decrease of unrecognized tax benefits of RMB2,054, which consisted of RMB1,444 relating primarily to the reversal of accrued bonus and RMB610 relating primarily to the reversal of accrued interest income and litigation fee. In 2009,the Group recorded unrecognized tax benefits of RMB2,355 related to the nondeductible portion of the technical service fees. The Group recorded deemed interest income since the third quarter of 2010 and as of December 31,2011, the Group does not anticipate any other material changes to its unrecognized tax position in the next 12 months.

The Group has not accrued for any interest or penalties related to the unrecognized tax positions due to the overall cumulative losses of the affected entities.

The years 2007 to 2011 remain subject to examination by the PRC tax authorities.